Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended		12 Months Ended
	May 30, 2019	Sep. 30, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 06, 2018	Jul. 02, 2018
Short-term investments			$ 11,073,200	$ 28,233,035
Interest income			536,345	517,359
Allowance for doubtful accounts receivable			128,106	40,012
Long-term investments			995,131
Long-lived assets impairment
Tax benfit percentage			The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.
Penalties or interest of income taxes
Value added taxes rate description			The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Cash and cash equivalents			$ 1,773,713	$ 3,348,242
Accounts Receivable [Member]
Concentration risk, percentage			76.00%
Customers One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			25.00%	16.00%	30.00%
Customers One [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			28.10%	24.90%	20.00%
Customers Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			18.00%	11.00%	13.00%
Customers Two [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			13.50%	14.00%	15.00%
Customers [Member] | Sales Revenue [Member]
Concentration risk, percentage	25.00%	10.00%
Customers [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			42.50%	50.20%	67.70%
Customers Three [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			5.60%	7.40%	13.00%
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage								10.00%	10.00%
Long-term investments								$ 182,125
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥									¥ 12,500,000
Dogness Network Technology Co Ltd [Member]
Ownership percentage										10.00%
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage						10.00%	10.00%
Long-term investments						$ 1,165,600
Capital contribution			$ 448,756
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥							¥ 8,000,000
Capital contribution			3,080,000
Linsun Smart Technology Co Ltd [Member]
Ownership percentage										13.00%
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage						13.00%	13.00%
Long-term investments						$ 437,100
Capital contribution			364,250
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥							¥ 3,000,000
Capital contribution			$ 2,500,000
Software [Member]
Intangible asset, useful life			10 years
Land [Member]
Intangible asset, useful life			50 years
Minimum [Member]
Investments percentage			1.75%
Maximum [Member]
Investments percentage			4.60%
Ownership percentage											20.00%
Dogness Intelligence Technology Co Ltd [Member]
Noncontrolling interest rate			42.00%
Dogness Japan Co Ltd [Member]
Noncontrolling interest rate			49.00%